Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.
Commitments and Contingencies

Lease commitments

In November 2020, the Company entered into a new two-year sublease arrangement for a facility in Needham, Massachusetts. The Company has accounted for the current lease as an operating lease. The expense is being recorded on a straight-line basis over the term of the lease. Incentives received from the landlord related to the operating lease are recorded as deferred rent. The rent expense was $0.1 million for year ended December 31, 2021 and $0.7 million and $0.6 million for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the Company recorded deferred rent of $15,758 and $ 22,060, respectively, which is included in accrued expenses and other current liabilities and long-term deferred rent on the accompanying consolidated balance sheet.

Future minimum payments payable under all operating leases as of December 31, 2021 are as follows (in thousands):

Year Ending December 31,
2022	126
Total minimum lease payments	$126